Statement of Cash Flows - Summary of Adjustments to Reconcile Net Income to Cash (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Depreciations	kr 3,674	kr 3,602	kr 3,587
Impairment losses	198	512	360
Adjustments to reconcile net income to cash	17,143	19,931	17,832
Depreciations	2,277	2,387	2,474
Impairment losses/reversals of impairments	0	47	75
Amortizations	2,507	1,989	2,538
Write down of goodwill	112	0	0
Total impairments	313	137	55
Total depreciation, amortization and impairment losses on property, plant and equipment and intangible assets	8,969	8,674	9,089
Taxes	6,576	10,436	6,870
Dividends from joint ventures/associated companies	90	43	66
Undistributed earnings in joint ventures/ associated companies	270	331	340
Gains/losses on sales of investments and operations, intangible assets and PP&E, net	(971)	77	(812)
Other non-cash items	2,209	370	2,279
Right-of-use assets [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Adjustments to reconcile net income to cash	2,277	2,434	2,549
Intangible asset and goodwill [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Adjustments to reconcile net income to cash	2,820	2,126	2,593
Property, plant and equipments [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Adjustments to reconcile net income to cash	3,872	4,114	3,947
Capitalized development expenditure [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Amortizations	1,343	906	1,519
Impairments	0	0	36
Intellectual property rights brands and other intangible assets [member]
Disclosure Of Adjustments To Reconcile Net Income To Cash [Line Items]
Amortizations	1,164	1,083	1,019
Impairments	kr 201	kr 137	kr 19